Convertible Promissory Notes - Schedule of Fair Value (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Fair Value [Abstract]
Balance
Proceeds from issuance of February 2026 Notes	1,800
Finance expenses	536
Balance	$ 2,336